Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [Abstract]
Basis of consolidation
a.	Basis of consolidation:

Consolidated financial statements include the financial statements of companies that the Company controls (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its investment with the investee and has the ability to affect those returns through its power over the investee.

The financial statements of the Company and its subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all entities in the Group. Significant intercompany balances and transactions and gains or losses resulting from intercompany transactions are eliminated in full in the consolidated financial statements.

Cash equivalents
b.	Cash equivalents:

Cash equivalents are considered as highly liquid investments, including unrestricted short‑term bank deposits with an original maturity of three months or less from the date of deposit.

Short-term bank deposits
c.	Short-term bank deposits:
Short-term bank deposits have a maturity of more than three months, but less than one year, from the deposit date.
Inventories
d.	Inventories:

Inventories are measured at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated selling costs. The Company periodically evaluates the condition and age of inventories and makes provisions for slow moving inventories accordingly.

Cost of inventories is determined as follows:

Raw materials	-	At cost of purchase using the first-in, first-out method.
Finished goods	-
On the basis of average standard costs (which approximates actual cost on a weighted average basis) including materials, labor and other direct and indirect manufacturing costs based on practical capacity.

Liability in respect of Israeli Innovation Authority ("IIA")
e.	Liability in respect of Israeli Innovation Authority ("IIA"):

Grants from the IIA in respect of research and development projects are accounted for as forgivable loans according to IAS 20. Grants received from the IIA are recognized as a liability according to their fair value on the date of their receipt, unless on that date it is reasonably certain that the amount received will not be refunded. If future economic benefits are expected from the project that will result in royalty-bearing revenues from sale of products it will be treated as a contingent liability.

At the end of each reporting period, the Company evaluates whether there is reasonable assurance that the liability recognized, in whole or in part, will not be repaid based on its best estimate of future sales and any changes in the present value of the cash flows discounted at the original interest rate of the grant are recognized in profit or loss. The difference between the amount received and the fair value on the date of receiving the grant is recognized as a deduction of research and development expenses.

Leases
f.	Leases:

The Company accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

For leases in which the Company is the lessee, the Company recognizes on the commencement date of the lease a right-of-use (“ROU”) asset and a lease liability, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Company has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Company has elected to apply the practical expedient in the Standard and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

Following are the amortization periods of the ROU assets by class of underlying asset:

Years
Motor vehicles	3
Buildings and equipment	5-8

The Company tests for impairment of the ROU asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

•	Variable lease payments that depend on an index:

On the commencement date, the Company uses the index rate prevailing on the commencement date to calculate the future lease payments.

For leases in which the Company is the lessee, the aggregate changes in future lease payments resulting from a change in the index are discounted (without a change in the discount rate applicable to the lease liability) and recorded as an adjustment of the lease liability and the ROU assets, only when there is a change in the cash flows resulting from the change in the index (that is, when the adjustment to the lease payments takes effect).

•	Lease extension and termination options:

A non-cancelable lease term includes both the periods covered by an option to extend the lease when it is reasonably certain that the extension option will be exercised and the periods covered by a lease termination option when it is reasonably certain that the termination option will not be exercised.

In the event of any change in the expected exercise of the lease extension option or in the expected non-exercise of the lease termination option, the Company remeasures the lease liability based on the revised lease term using a revised discount rate as of the date of the change in expectations. The total change is recognized in the carrying amount of the ROU asset until it is reduced to zero, and any further reductions are recognized in profit or loss.

•	Lease modifications:

If a lease modification does not reduce the scope of the lease and does not result in a separate lease, the Company remeasures the lease liability based on the modified lease terms using a revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the ROU asset.

If a lease modification reduces the scope of the lease, the Company recognizes a gain or loss arising from the partial or full reduction of the carrying amount of the ROU asset and the lease liability. The Company subsequently remeasures the carrying amount of the lease liability according to the revised lease terms, at the revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the ROU asset.

Operating leases:

Leases in which substantially all the risks and rewards of ownership of the leased asset are not transferred to the Group are classified as operating leases. Lease payments are recognized as an expense in profit or loss on a straight-line basis over the lease term.

Property, plant and equipment, net
g.	Property, plant and equipment, net:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and excluding day-to-day servicing expenses. Cost includes spare parts and auxiliary equipment that are used in connection with the plant and equipment.

Depreciation is calculated on a straight‑line basis over the useful life of the assets at annual rates as follows:

%
Office furniture	6-15
Manufacturing machinery and lab equipment	15-33
Computers	33
Leasehold improvements	See below

Leasehold improvements are depreciated on a straight‑line basis over the shorter of the lease term (including the renewal option held by the Company which is expected to be exercised) and the expected life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate.

Intangible assets, net
h.	Intangible assets, net:

Separately acquired intangible assets with finite useful life are measured on initial recognition at cost.

Intangible assets are amortized over their useful life using the straight‑line method beginning in the period in which the intangible assets generates net cash inflows to the Company. The useful life is over the length of the patent or knowledge life. The intangible assets are reviewed for impairment at each reporting date until they begin generating net cash inflows and subsequently whenever there is an indication that the asset may be impaired.

Revenues recognition
i.	Revenues recognition:

The Company recognizes revenue when the customer obtains control over the promised goods or services. The revenue is measured according to the amount of the consideration to which the Company expects to be entitled in exchange for the goods or services promised to the customer, other than amounts collected for third parties.

To determine revenue recognition for arrangements the Company evaluates the following criteria’s, which are within the scope of IFRS 15, it performs the following five steps: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations within the contract and (v) recognize revenue when (or as) the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it determines that it is probable it will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer.

Performance obligations are promises commitments in a contract to transfer a distinct good or service to the customer that (i) the customer can benefit from on its own or together with other readily available resources, and (ii) is separately identifiable from other promises commitments in the contract. Goods or services that are not individually distinct performance obligations are combined with other promised commitment goods or services until such combined group of promises commitments meet the requirements of a performance obligation.

The Company determines transaction price based on the amount of consideration the Company expects to receive for transferring the promised goods or services in the contract.

Consideration may be fixed, variable, or a combination of both. At contract inception for arrangements that include variable consideration, the Company estimates the probability and extent of consideration it expects to receive under the contract utilizing either the most likely amount method or expected amount method, whichever best estimates the amount expected to be received. The Company then considers any constraints on the variable consideration and includes in the transaction price variable consideration to the extent it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The Company then allocates the transaction price to each performance obligation based on the relative standalone selling price and recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) control is transferred to the customer and the performance obligation is satisfied.

The Company records amounts as accounts receivable when the right to consideration is deemed unconditional. Amounts received, or that are unconditionally due, from a customer prior to transferring goods or services to the customer under the terms of a contract are recognized as deferred revenue. Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified as the current portion of deferred revenue. Amounts not expected to be recognized as revenue within the 12 months following the balance sheet date are classified as deferred revenue, net of current portion.

The Company’s revenue generating arrangements typically include licensing arrangements, which comprise of upfront license fees, milestone payments and/or royalties and products sale arrangements.

The promised goods or services in the Company’s licensing arrangements typically consist of a license to the Company’s intellectual property and/or research and development services. The Company may provide customers with options to additional items in such arrangements, which are accounted for separately when the customer elects to exercise such options, unless the option provides a material right to the customer.

If a license is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenue from nonrefundable, up-front fees allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For performance obligations which consist of licenses and other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

For arrangements that include sales-based royalties, including milestone payments based on the level of sales, where the license is deemed to be the predominant item to which the royalties relate, the Company will recognize revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

In 2019, the Company entered into exclusive license and supply agreements with Vericel to commercialize NexoBrid in North America (the “Collaboration Agreements”) (see Note 19b). The Collaboration Agreements have multiple performance obligations, due to the contract covering multiple phases of the product lifecycle. Under the Vericel license and supply agreements, the Company identified three distinct performance obligations: (1) license rights (2) development services for BLA approval and (3) manufacturing and supply of NexoBrid.

The Company allocated the Collaboration Agreements transaction price to each performance obligation using the best estimate of the standalone selling price of each distinct good or service in the contract.

The Company determined the license to the Intellectual Property ("IP") to be a right to use the IP, which has significant standalone functionality. Since Vericel has sublicensing rights, effective control over the development strategy in the Territory and is also entitled to generate revenues from BARDA procurement prior to BLA approval, the license is a distinct performance obligation and as such revenues are recognized at the point in time that control of the license is transferred to the customer. Since the manufacturing and development services are at market value, then the upfront payment was fully attributed to the license performance obligation. Future milestone payments are considered variable consideration and are subject to the variable consideration constraint (i.e. will be recognized once concluded that it is “probable” that a significant reversal of the cumulative revenues recognized under the contract will not occur in future periods when the uncertainty related to the variable considerations are resolved). Therefore, as the milestone payments are not probable, revenues were not recognized in respect to such milestone payments.

As royalties under this agreement are payable based on future commercial sales, which did not occur as of the financial statements date, the Company did not recognize any revenues from royalties.

Revenues from the sale of products to Vericel will be recognized when all the significant risks and rewards of ownership of the products have passed to the buyer and the seller no longer retains continuing managerial involvement. The delivery date of the products is usually the date of which ownership passes.

Revenues from distribution licensing arrangements:

The Company accounts for the bundled license provided to the distributers and related high specialized services as a single performance obligation and consequently recognize revenue using the cost-to-cost method, where the extent of progress towards completion is measured based on the ratio of actual costs incurred to the total estimated costs expected to be incurred upon satisfying such single performance obligation. The revenues from such bundled performance obligation are included within “Revenues from license agreements”. Significant finance components related to such arrangements are recognized as finance expense.

Revenues from development services:

Revenues from development services are recognized over time, during the period the customer receives and consumes the benefits provided by the Company's performance (see Note 3k).

Revenues from the sale of products:

The Company generates revenues from sales of its innovative biopharmaceutical product, NexoBrid, to burn centers and hospital burn units in Europe, U.S Israel and local distributors in international markets.

Revenues from sale of goods is recognized in profit or loss at the point in time when the control of the goods is transferred to the customer, generally upon delivery of the goods to the customer. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes).

Research and development expenses
j.	Research and development expenses:

Research and development expenses are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company's intention to complete the intangible asset and use or sell it; the Company's ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company's ability to measure reliably the expenditure attributable to the intangible asset during its development. Since the Company's research and development projects are often subject to regulatory approval procedures and other uncertainties, the conditions for the capitalization of costs incurred before receipt of approvals are not normally satisfied and, therefore, research and development expenses are recognized in profit or loss when incurred.

Funding By Barda [Policy Text Block]
k.	Funding by BARDA:

Non-royalty bearing funds from BARDA for funding research and development projects were recognized at the time the Company was entitled to such grants on the basis of the related costs incurred.

The participation by BARDA was classified as reimbursement (deduction) of research and development expenses. Starting May 2019, following entrance into the Vericel license and supply agreements, in which Vericel has assumed the effective control over the BARDA contracts, funding by BARDA was classified as Revenues from development services.

Impairment of non-financial assets
l.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of the carrying amount of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non‑financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash‑generating unit to which the asset belongs, and is calculated based on the projected cash flows that will be generated by the cash generating unit.

An impairment loss of an asset, is reversed only if there have been changes in the estimates used to determine the asset's recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, may not increase the value above the lower of (i) the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years, and (ii) its recoverable amount.

Financial instruments
m.	Financial instruments:

The accounting policy for financial instruments in accordance with IFRS 9, "Financial Instruments" ("the Standard") is as follows:

1.	Financial assets:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Company classifies and measures debt instruments in the financial statements based on the following criteria:

-	The Company's business model for managing financial assets; and
-	The contractual cash flow terms of the financial asset.

Impairment of financial assets:

The Company evaluates at the end of each reporting period the loss allowance for financial debt instruments which are not measured at fair value through profit or loss.

The Company has short-term financial assets such as trade receivables in respect of which the Company applies a simplified approach and measures the loss allowance in an amount equal to the lifetime expected credit losses.

An impairment loss on debt instruments measured at amortized cost is recognized in profit or loss with a corresponding loss allowance that is offset from the carrying amount of the financial asset.

2.	Financial liabilities:

a)	Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability.

After initial recognition, the accounting treatment of financial liabilities is based on their classification as follows:

After initial recognition, the Company measures all financial liabilities at amortized cost using the effective interest rate method, except for Financial liabilities at fair value through profit or loss such as derivatives;

b)	Financial liabilities measured at fair value through profit or loss:

At initial recognition, the Company measures financial liabilities that are not measured at amortized cost at fair value. Transaction costs are recognized in profit or loss.

After initial recognition, changes in fair value are recognized in profit or loss.

3.	Fair value:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset's or the liability's principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

4.	Classification of financial instruments by fair value hierarchy:

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	inputs other than quoted prices included within level 1 that are observable either directly or indirectly.

Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

5.	Offsetting financial instruments:

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis, to realise the assets and settle the liabilities simultaneously.

Provisions
n.	Provisions:

A provision in accordance with IAS 37 is recognized when the Company has a present (legal or constructive) obligation as a result of a past event, it is expected to require the use of economic resources to clear the obligation and a reliable estimate has been made.

Short-term employee benefits and severance pay liability, net
o.	Short-term employee benefits and severance pay liability, net:

The Company has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits:

The Company has liabilities for severance pay for its employees in several of jurisdictions and in Israel.

Post-employment benefit plans in Israel are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans. The Company has defined contribution plans for Israeli employees pursuant to the Severance Pay Law into which the Company pays fixed contributions and has no legal or constructive obligation to pay further contributions on account of severance pay if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in current and prior periods.

The Company recognizes liability for severance pay due to its employees in EU in accordancewith local laws.

Share-based compensation
p.	Share-based compensation:

Certain Company employees and directors are entitled to remuneration in the form of equity-settled share-based compensation.

Equity-settled transactions

The cost of equity-settled transactions with employees is measured at the fair value of their equity instruments granted at grant date. The fair value is determined using the binomial option pricing model.

The cost of equity-settled transactions is recognized in profit or loss, together with a corresponding increase in equity, during the period which the performance or service conditions are to be satisfied, ending on the date on which the relevant employees become fully entitled to the award.

Discontinued operation
q.	Discontinued operation:

A discontinued operation is a component of the Company that either has been disposed of or is classified as held for sale. Disposal group to be abandoned meets the criteria for being a discontinued operation at the date of which it ceases to be used. The operating results relating to the discontinued operation are separately presented in the consolidated statements of comprehensive income or loss.

Profit / Loss per share
r.	Profit / Loss per share:

Profit/loss per share is calculated by dividing the profit/loss attributable to Company shareholders by the weighted average number of outstanding ordinary shares during the period. Potential ordinary shares are only included when their conversion decreases income per share or increases loss per share from continuing operation.

Furthermore, potential ordinary shares converted during the period are included in diluted loss per share only until the conversion date and from that date in basic loss per share.

Reclassification
s.	Reclassification

Certain amounts previously reported in the consolidated financial statements have been reclassified to conform to current year presentation. Such reclassifications did not affect net loss, Changes in Stockholders' Equity or cash flows.